UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6023

                           MANAGED MUNICPAL FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2006

              Date of reporting period: May 1, 2006 - July 31, 2006

Item 1.  Schedule of Investments

MANAGED MUNICIPAL FUND


Schedule of Investments (unaudited)                                                                       July 31, 2006
                                                                                       Rating
                                                                     Interest Maturity  (Moody's/  Par        Market
Security                                                              Rate     Date     S&P)     Value        Value
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.69%
General Obligations - 62.11%
Alexandria, VA, Capital Improvement                                   4.250%   6/15/21 Aaa/AAA $ 3,300,000  $ 3,280,068
Arlington County, VA                                                  4.500%   1/15/28 Aaa/AAA  4,500,000     4,478,445
Arlington County, VA                                                  5.000%   10/1/14 Aaa/AAA  1,080,000     1,115,240
Cary, NC                                                              5.000%    3/1/18 Aaa/AAA  2,000,000     2,113,780
Chesterfield County, VA                                               5.000%   1/15/20 Aaa/NR   1,000,000     1,040,170
Dallas, TX                                                            4.000%   2/15/16 Aa1/AA+  2,450,000     2,427,166
Dallas, TX                                                            4.500%   2/15/23 Aa1/AA+  3,500,000     3,493,875
Delaware State, Series A                                              4.200%    1/1/20 Aaa/AAA  1,675,000     1,666,290
Dupage County, IL, Jail Project                                       5.600%    1/1/21 Aaa/AAA  1,600,000     1,769,696
Florida State, Board of Education, Public Education, Series I         4.125%    6/1/21 Aa1/AAA  3,000,000     2,883,750
Henrico County, VA                                                    4.250%   7/15/24 Aaa/AAA  2,830,000     2,755,684
Maryland State, Capital Improvement, Series A                         4.000%   2/15/20 Aaa/AAA  4,000,000     3,884,560
Mecklenburg County, NC, Series A                                      4.250%    2/1/19 Aaa/AAA  2,000,000     2,000,560
Mecklenburg County, NC, Series A                                      4.000%    2/1/20 Aaa/AAA  3,000,000     2,916,630
Minnesota State                                                       5.500%    6/1/18 Aa1/AAA  2,000,000     2,117,700
Missouri State, Fourth State Building, Series A                       4.125%   10/1/19 Aaa/AAA  2,000,000     1,987,860
Montgomery County, MD, Series A                                       4.000%    5/1/21 Aaa/AAA  2,450,000     2,359,031
Salt Lake City, UT, School District, Series A                         4.500%    3/1/20 Aaa/NR   2,240,000     2,257,069
South Carolina State, Highway, Series B                               5.000%    4/1/19 Aaa/AA+  1,000,000     1,049,940
Virginia State, Series A                                              4.500%    6/1/27 Aaa/AAA  1,550,000     1,538,515
Washington, MD, Suburban Sanitation District                          4.250%    6/1/26 Aaa/AAA  2,500,000     2,391,525
Washington State, Series E                                            5.000%    7/1/22 Aa1/AA   2,000,000     2,013,460
                                                                                                          --------------

                                                                                                             51,541,014
                                                                                                          --------------
Other Revenue - 6.11%
Gwinnett County, GA, Water & Sewer Authority, Series B                4.750%    8/1/21 Aaa/AAA  2,000,000     2,049,660
Texas, Water Development Board Revenue                                4.750%   7/15/20 Aaa/AAA  3,000,000     3,024,150
                                                                                                          --------------

                                                                                                              5,073,810
                                                                                                          --------------
Prerefunded Issues - 28.47%
Arlington County, VA, 10/1/08 @ 101                                   5.000%   10/1/14 Aaa/AAA    920,000       953,626
Charlotte, NC, Water & Sewer System Revenue, 6/1/09 @ 101             5.250%    6/1/24 Aa1/AAA  1,600,000     1,678,176
Chesterfield Country, VA, 1/15/10 @ 100                               5.625%   1/15/14 Aaa/AAA  1,350,000     1,430,177
Florida State, Board of Education, Public Education Capital Outlay,
  Series A, 6/1/10 @ 101                                              5.125%, 6/6/1/21 Aaa/AAA  1,000,000     1,056,010
Georgia State, Series D, 10/1/10 @ 100                                5.000%   10/1/17 Aaa/AAA  1,460,000     1,528,854
Georgia State, Series D, Unrefunded Balance, 10/1/10 @ 100            5.000%   10/1/17 Aaa/AAA    390,000       408,392
Guilford County, NC, Series B, 10/1/10 @ 102                          5.250%   10/1/16 Aa1/AAA  3,000,000     3,222,720
Gwinnett County, GA, Water & Sewer Authority, 8/1/09 @ 101            5.300%    8/1/20 Aaa/AAA  1,250,000     1,315,862
Gwinnett County, GA, Water & Sewer Authority, 8/1/12 @ 100            5.250%    8/1/24 Aaa/AAA  1,500,000     1,613,640
Missouri State, Fourth State Building, Series A, 6/1/08 @ 100         5.000%    6/1/23 Aaa/AAA  2,000,000     2,046,220
North Carolina State, Public School Building, 4/1/09 @ 102            4.600%    4/1/17 Aa1/AAA  5,000,000     5,200,500
South Carolina State, State Institutional, Series A, 3/1/10 @ 101     5.300%    3/1/17 Aaa/AA+  1,700,000     1,801,524
Virginia State, 6/1/09 @ 100                                          5.250%    6/1/16 Aaa/AAA  1,320,000     1,373,328
                                                                                                          --------------

                                                                                                             23,629,029
                                                                                                          --------------

             Total Municipal Bonds
                    (Cost $78,257,099)                                                                       80,243,853
                                                                                                          --------------

REPURCHASE AGREEMENTS - 2.43%
            JPMorgan Chase Bank, N.A.
                         Dated 7/31/06, 4.800%, principal and interest in the amount of $2,020,808 due 8/1/06, collateralized by US Treasury Security, par value of $2,020,000
                         due 8/15/13 with a value of $2,065,236                                               2,020,000
                                                                                                          --------------

            Total Repurchase Agreement
                   (Cost $2,020,000)                                                                          2,020,000
                                                                                                          --------------

Total Investments - 99.12%
                   (Cost $80,277,099) *                                                                      82,263,853
Other Assets in Excess of Liabilities - 0.88%                                                                   726,646
                                                                                                          --------------
                                                                                                          --------------
Net Assets - 100.00%                                                                                       $ 82,990,499
                                                                                                          ==============

------------------------------------------------------------------------------------------------------------------------

1 Moody's Municipal Bond Ratings:
           Aaa    Judged to be of the best quality.
           Aa     Judged to be of high quality by all standards.  Issues are sometimes denoted with a 1, 2 or 3, which denote a high,
                  medium or low ranking within the rating.
S&P Municipal Bond Ratings:
           AAA    Of the highest quality.
           AA     The second strongest capacity for payment of debt services.
                  Those issues determined to possess very strong safety
                  characteristics are denoted with a plus (+) sign.
           NR     Not rated.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:
            Gross Unrealized Appreciation                       $2,476,128
            Gross Unrealized Depreciation                         (489,374)
                                                                -----------
                                                                -----------
            Net Unrealized Appreciation (Depreciation)          $1,986,754
                                                                ===========

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGED MUNICIPAL FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    9/27/06
         __________________________